Summary of Significant Accounting Policies - Schedule of Disaggregated its Revenue (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregated its Revenue [Line Items]
Total		$ 1,888,848	$ 622,690	$ 1,580,058
Listing Service Fees [Member]
Schedule of Disaggregated its Revenue [Line Items]
Total		17,204	103,807	457,176
Transaction fees [Member]
Schedule of Disaggregated its Revenue [Line Items]
Total		184,701	296,379	806,794
Marketing service fees [Member]
Schedule of Disaggregated its Revenue [Line Items]
Total		87,331	156,995	166,444
Account management fees [Member]
Schedule of Disaggregated its Revenue [Line Items]
Total		861,347
Warehousing service fees [Member]
Schedule of Disaggregated its Revenue [Line Items]
Total		209,966
System maintenance and technical support service fees [Member]
Schedule of Disaggregated its Revenue [Line Items]
Total	[1]	$ 528,299	$ 65,509	$ 149,644

[1]	Of the totals, $528,299, $54,633 and $144,609 for the years ended December 31, 2025, 2024 and 2023, respectively, were from related parties.